Investment in Associate - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of associates [Line Items]
Ownership interest	51.00%	51.00%